UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-10221

                             AllianceBernstein Trust
               (Exact name of registrant as specified in charter)

              1345 Avenue of the Americas, New York, New York 10105
               (Address of principal executive offices) (Zip code)

                                 Mark R. Manley
                        Alliance Capital Management, L.P.
                           1345 Avenue of the Americas
                            New York, New York 10105
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (800) 221-5672

                   Date of fiscal year end: November 30, 2003

                   Date of reporting period: November 30, 2003

ITEM 1.  REPORTS TO STOCKHOLDERS.


[LOGO] ALLIANCEBERNSTEIN(SM)
       Investment Research and Management


AllianceBernstein
International Value Fund



                               International Value

                                                Annual Report--November 30, 2003

    Investment Products Offered
====================================
      o Are Not FDIC Insured
      o May Lose Value
      o Are Not Bank Guaranteed
====================================

This shareholder report must be preceded or accompanied by the Fund's prospectus for individuals who are not current shareholders of the Fund.

You may obtain a description of the Fund's proxy voting policies and procedures, without charge, upon request by visiting Alliance Capital's web site at www.investor.alliancecapital.com or on the Securities and Exchange Commission's web site at http://www.sec.gov, or by calling Alliance Capital at (800) 227-4618.

AllianceBernstein Investment Research and Management, Inc. is an affiliate of Alliance Capital Management L.P., the manager of the funds, and is a member of the NASD.

January 29, 2004

Annual Report
This report provides management's discussion of fund performance for AllianceBernstein International Value Fund (the "Fund") for the annual reporting period ended November 30, 2003.

Investment Objective and Policies
This open-end fund seeks long-term growth of capital. The Fund will invest primarily in a diversified portfolio of non-U.S. equity securities, emphasizing investment in companies determined by Alliance to be undervalued, using the fundamental value approach of Alliance's Bernstein unit ("Bernstein"). In selecting securities for the Fund's portfolio, Bernstein uses its fundamental research to identify companies whose long-term earnings power is not reflected in the current market price of their securities. In order to hedge a portion of its currency risk, the Fund may from time to time invest in currency futures contracts or currency forward contracts.


Investment Results
The following table provides performance for the Fund and its benchmark, the Morgan Stanley Capital International (MSCI) Europe, Australasia and Far East
(EAFE) Index, for the six- and 12-month periods ended November 30, 2003.




   INVESTMENT RESULTS*
   Periods Ended November 30, 2003

                                         =======================================
                                                          Returns
                                         =======================================
                                                        6             12
                                                      Months        Months
--------------------------------------------------------------------------------
   AllianceBernstein
   International
   Value Fund
     Class A                                          19.59%        31.80%
--------------------------------------------------------------------------------
     Class B                                          19.08%        30.85%
--------------------------------------------------------------------------------
     Class C                                          19.19%        30.85%
--------------------------------------------------------------------------------
   MSCI EAFE
   Index                                              20.41%        24.75%
--------------------------------------------------------------------------------

 * The Fund's investment results are for the periods shown and are based on the net asset value (NAV) of each class of shares as of November 30, 2003. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. All fees and expenses related to the operation of the fund have been deducted, but no adjustment has been made for sales charges that may apply when shares are purchased or redeemed. Returns for Advisor Class shares will vary due to different expenses associated with this class. Returns for the Fund include the reinvestment of any distributions paid during each period. During the reporting period, the Advisor waived a portion of its advisory fee or reimbursed the Fund for a portion of its expenses to the extent necessary to limit the Fund's expenses to 1.20% for Class A, 1.90%

--------------------------------------------------------------------------------
                                  ALLIANCEBERNSTEIN INTERNATIONAL VALUE FUND o 1
   for Class B, 1.90% for Class C and 0.90% for Advisor Class. This waiver extends through the Fund's current fiscal year and may be extended by the Advisor for additional one-year terms. Without the waiver, the Fund's expenses would have been higher and its performance would have been lower than that shown above. Past performance is no guarantee of future results.

   The unmanaged Morgan Stanley Capital International (MSCI) Europe, Australasia and Far East (EAFE) Index does not reflect fees and expenses associated with the active management of a mutual fund portfolio. The Index is a market capitalization weighted index that measures stock performance in 21 countries in Europe, Australasia and the Far East. An investor cannot invest directly in an index, and its results are not indicative of any specific investment, including AllianceBernstein International Value Fund.

   Additional investment results appear on page 6.



The Fund significantly outperformed its benchmark, the MSCI EAFE Index, for the 12-month period ended November 30, 2003, and trailed the Index slightly for the six-month period ended November 30, 2003. The biggest contributor to outperformance for the annual period was individual stock selection, as some of the Fund's holdings in the energy sector rose meaningfully. The Fund also benefited from holdings that were the subject of take-over offers and from key positions in the steel and the automobile manufacturing sectors.


During the last six months, stock picks within the industrial commodities and the capital equipment sectors contributed positively to the Fund's performance, while a key holding in the chemicals manufacturing industry held the Fund back. For both the six- and 12-month periods under review, the Fund benefited from foreign currencies rising against the U.S. dollar. All else being equal, rising foreign currencies means higher international returns for U.S. investors.

Market Review and Investment Strategy
The reporting period began badly with investors concerned about deflation, poor corporate earnings prospects, geopolitical risk, corporate governance and accounting problems. During the period from December 1, 2002 to March 12, 2003--the day the market hit bottom--the MSCI EAFE Index lost 16.1% of its value. Losses in the technology, financial and consumer cyclical sectors led the market down. Since then, concerns about geopolitical risk have receded as the conflict in Iraq unfolded without extreme military or oil price outcomes. Investors have begun to realize that the interest rate cuts that began in 2002, combined with massive fiscal stimulus in the United States and a recovery of domestic demand growth in Asia, are fueling a broad-based economic recovery and a sharp corporate earnings rebound. Since reaching its low point in mid-March, the MSCI EAFE Index has gained 48.1% through November 30, 2003. The markets were led up by cyclical sectors such as technology, finance, capital equipment and consumer cyclicals.



--------------------------------------------------------------------------------
2 o ALLIANCEBERNSTEIN INTERNATIONAL VALUE FUND

The Fund fell significantly less than its benchmark during the downturn and fully participated in the subsequent rally. During the downturn, avoiding technology stocks helped the Fund lose less than the Index, and owning some key stocks in the U.K.--especially in the homebuilding industry--contributed positively to relative performance. In the rally, the Fund benefited particularly from having limited exposure to the medical and consumer staples sectors, as they lagged the rest of the market, and from some key holdings in the energy and the capital equipment sectors.

--------------------------------------------------------------------------------
                                  ALLIANCEBERNSTEIN INTERNATIONAL VALUE FUND o 3

PERFORMANCE UPDATE



ALLIANCEBERNSTEIN INTERNATIONAL VALUE FUND CLASS A
GROWTH OF A $10,000 INVESTMENT
3/29/01* TO 11/30/03






AllianceBernstein International Value Fund Class A: $12,410

MSCI EAFE Index: $9,747


This chart illustrates the total value of an assumed $10,000 investment in AllianceBernstein International Value Fund Class A shares (from 3/29/01* to 11/30/03) as compared to the performance of an appropriate broad-based index. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The chart reflects the deduction of the maximum 4.25% sales charge from the initial $10,000 investment in the Fund and assumes the reinvestment of dividends and capital gains. Performance for Class B, Class C and Advisor Class shares will vary from the results shown above due to differences in expenses charged to these classes. Past performance is not indicative of future results, and is not representative of future gain or loss in capital value or dividend income.

The unmanaged Morgan Stanley Capital International (MSCI) Europe, Australasia and Far East (EAFE) Index does not reflect fees and expenses associated with the active management of a mutual fund portfolio. The Index is a market capitalization-weighted index that measures stock performance in 21 countries within Europe, Australasia and the Far East. An investor cannot invest directly in an index, and its results are not indicative of any specific investment, including AllianceBernstein International Value Fund.


          [TABLE BELOW REPRESENTS MOUNTAIN CHART IN PRINTED MATERIAL.]

        AllianceBernstein International Value Fund Class A      MSCI EAFE Index
--------------------------------------------------------------------------------
3/29/01*                     $ 9,579                               $10,000
11/30/01                     $ 9,234                               $ 8,900
11/30/02                     $ 9,416                               $ 7,813
11/30/03                     $12,410                               $ 9,747



* Fund and benchmark data are from the Fund's inception date of 3/29/01.

--------------------------------------------------------------------------------
4 o ALLIANCEBERNSTEIN INTERNATIONAL VALUE FUND

PORTFOLIO SUMMARY
November 30, 2003

INCEPTION DATES
Class A Shares
3/29/01
Class B Shares
3/29/01
Class C Shares
3/29/01

PORTFOLIO STATISTICS
Net Assets ($mil): $958.7


SECTOR BREAKDOWN
 26.1% Finance
 12.9% Capital Equipment
  9.9% Energy
  8.6% Industrial Commodities
  8.2% Consumer Cyclical
  7.5% Construction & Housing              [PIE GRAPH OMITTED]
  5.3% Medical
  4.2% Telecommunications
  4.0% Industrial
  3.8% Technology/Electronics
  5.8% Other

  3.7% Short-Term


All data as of November 30, 2003. The Fund's sector breakdown is expressed as a percentage of total investments and may vary over time. "Other" sector weightings represent less than 3% weightings in Consumer Staples, Resources, Technology and Transportation.

--------------------------------------------------------------------------------
                                  ALLIANCEBERNSTEIN INTERNATIONAL VALUE FUND o 5

INVESTMENT RESULTS



AVERAGE ANNUAL RETURNS AS OF NOVEMBER 30, 2003

Class A Shares
--------------------------------------------------------------------------------
                               Without Sales Charge        With Sales Charge
                    1 Year            31.80%                    26.16%
          Since Inception*            10.17%                     8.41%

Class B Shares
--------------------------------------------------------------------------------
                               Without Sales Charge        With Sales Charge
                    1 Year            30.85%                    26.85%
          Since Inception*             9.54%                     8.89%

Class C Shares
--------------------------------------------------------------------------------
                               Without Sales Charge        With Sales Charge
                    1 Year            30.85%                    29.85%
          Since Inception*             9.54%                     9.54%

SEC AVERAGE ANNUAL RETURNS (WITH SALES CHARGES)
AS OF THE MOST RECENT QUARTER-END (DECEMBER 31, 2003)

                            Class A           Class B          Class C
--------------------------------------------------------------------------------
                    1 Year   37.83%           38.80%            41.80%
          Since Inception*   10.82%           11.28%            11.88%

The Fund's investment results represent average annual returns. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The returns reflect reinvestment of dividends and/or capital gains distributions in additional shares without and with the effect of the 4.25% maximum front-end sales charge for Class A or applicable contingent deferred sales charge for Class B (4% year 1, 3% year 2, 2% year 3, 1% year 4); and for Class C shares (1% year 1). Returns for Class A shares do not reflect the imposition of the 1 year, 1% contingent deferred sales charge for accounts over $1,000,000. Returns for Advisor Class shares will vary due to different expenses associated with this class.

Substantially all of the Fund's assets will be invested in foreign securities which may magnify fluctuations due to changes in foreign exchange rates and the possibility of substantial volatility due to political and economic uncertainties in foreign countries. Because the Fund may invest in emerging markets and in developing countries, an investment also has the risk that market changes or other factors affecting emerging markets and developing countries, including political instability and unpredictable economic conditions, may have a significant effect on the Fund's net asset value.

Past performance does not guarantee future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

* Inception Date: 3/29/01 for all share classes.


--------------------------------------------------------------------------------
6 o ALLIANCEBERNSTEIN INTERNATIONAL VALUE FUND

TEN LARGEST HOLDINGS
November 30, 2003

                                                                   Percent of
Company                                  U.S. $ Value              Net Assets
--------------------------------------------------------------------------------
Nissan Motor Co., Ltd.                  $  37,840,661                 4.0%
--------------------------------------------------------------------------------
Canon, Inc.                                35,807,880                 3.8
--------------------------------------------------------------------------------
Bank of Nova Scotia                        32,975,929                 3.4
--------------------------------------------------------------------------------
Arcelor                                    32,661,649                 3.4
--------------------------------------------------------------------------------
Vodafone Group Plc                         31,019,825                 3.2
--------------------------------------------------------------------------------
ENI SpA                                    28,869,684                 3.0
--------------------------------------------------------------------------------
GlaxoSmithKline Plc                        28,698,092                 3.0
--------------------------------------------------------------------------------
DSM NV                                     28,050,735                 2.9
--------------------------------------------------------------------------------
Continental AG                             23,423,213                 2.4
--------------------------------------------------------------------------------
Volkswagen AG                              22,597,147                 2.4
--------------------------------------------------------------------------------
                                        $ 301,944,815                31.5%


--------------------------------------------------------------------------------
                                  ALLIANCEBERNSTEIN INTERNATIONAL VALUE FUND o 7

PORTFOLIO OF INVESTMENTS
November 30, 2003

Company                                      Shares    U.S. $ Value
--------------------------------------------------------------------------------

COMMON STOCKS-95.7%

Australia-0.6%
Qantas Airways, Ltd. ................      2,436,499   $  5,875,423
                                                       ------------
Brazil-1.9%
Petroleo Brasileiro, SA (ADR) .......        789,400     17,914,880
                                                       ------------
Canada-8.6%
Bank of Nova Scotia .................        667,468     32,975,929
Magna International, Inc. Cl.A ......        179,242     13,678,904
MI Developments, Inc. Cl.A(a) .......          3,455         87,757
Petro-Canada ........................        433,600     18,617,475
Royal Bank of Canada ................        368,200     17,512,384
                                                       ------------
                                                         82,872,449
                                                       ------------
China-0.9%
China Petroleum & Chemical Corp. ....     28,000,000      8,745,774
                                                       ------------
France-15.6%
Arcelor .............................      2,012,100     32,661,649
Assurances Generales de France(a) ...        405,230     20,662,424
Aventis, SA .........................        340,800     19,687,321
BNP Paribas, SA .....................        298,900     16,854,448
Compagnie de Saint-Gobain ...........        457,440     20,481,725
France Telecom, SA(a) ...............        343,200      8,852,715
PSA Peugeot Citroen .................        164,430      7,741,067
Societe Generale ....................        226,775     18,174,496
Vivendi Universal, SA(a) ............        200,000      4,595,042
                                                       ------------
                                                        149,710,887
                                                       ------------
Germany-7.3%
AMB Generale ........................         58,600      4,074,195
Continental AG ......................        671,600     23,423,213
Hannover Rueckversicherungs-AG ......        298,200      9,623,890
Heidelberger Zement AG ..............        241,332      9,887,725
Volkswagen AG .......................        454,400     22,597,147
                                                       ------------
                                                         69,606,170
                                                       ------------
Hungary-0.5%
MOL Magyar Olaj-es Gazipari Rt. (GDR)        161,320      4,489,535
                                                       ------------
Ireland-0.6%
Allied Irish Banks Plc ..............        370,872      5,472,930
                                                       ------------
Israel-1.0%
Bank Hapoalim, Ltd.(a) ..............      4,151,378      9,628,955
                                                       ------------
Italy-4.1%
ENI SpA(a) ..........................      1,692,200     28,869,684
Parmalat Finanziaria SpA ............      3,984,000     10,945,751
                                                       ------------
                                                         39,815,435
                                                       ------------

--------------------------------------------------------------------------------
8 o ALLIANCEBERNSTEIN INTERNATIONAL VALUE FUND

Company                                    Shares      U.S. $ Value
--------------------------------------------------------------------------------

Japan-15.9%
Canon, Inc. .........................        775,000   $ 35,807,880
Honda Motor Co., Ltd. ...............        551,300     22,552,381
Nippon Meat Packers, Inc. ...........        953,000      9,206,721
Nissan Motor Co., Ltd. ..............      3,310,000     37,840,661
Promise Co., Ltd. ...................        392,850     16,716,258
Sumitomo Mitsui Financial Group, Inc.          2,700     13,189,974
Takefuji Corp. ......................          1,410         76,091
UFJ Holdings, Inc.(a) ...............          3,890     16,623,476
                                                       ------------
                                                        152,013,442
                                                       ------------
Mexico-1.4%
Cemex SA de CV (ADR) ................        528,016     13,408,385
                                                       ------------
Netherlands-2.9%
DSM NV ..............................        608,075     28,050,735
                                                       ------------
Singapore-1.7%
Flextronics International, Ltd.(a) ..        710,000     11,381,300
Singapore Airlines, Ltd. ............        695,200      4,880,295
                                                       ------------
                                                         16,261,595
                                                       ------------
South Africa-1.4%
Sappi, Ltd. (ADR) ...................      1,027,600     13,181,231
                                                       ------------
South Korea-4.4%
Kookmin Bank ........................        233,500      8,255,688
POSCO ...............................        177,200     21,080,321
Shinhan Financial Group Co., Ltd. ...        879,700     12,807,080
                                                       ------------
                                                         42,143,089
                                                       ------------
Spain-1.3%
Grupo Dragados, SA(a) ...............        583,508     12,160,106
                                                       ------------
Sweden-5.1%
Autoliv, Inc.(a) ....................        264,800      8,876,958
Electrolux AB Series B ..............        899,200     18,944,322
Svenska Cellulosa AB Series B .......        546,800     21,119,942
                                                       ------------
                                                         48,941,222
                                                       ------------
Switzerland-2.0%
Credit Suisse Group .................        570,000     18,937,464
                                                       ------------
Taiwan-1.7%
Compal Electronics, Inc.(a)(b) ......      2,468,067     16,767,060
                                                       ------------
Thailand-1.6%
PTT Public Co., Ltd. ................      5,940,900     15,326,555
                                                       ------------

--------------------------------------------------------------------------------
                                  ALLIANCEBERNSTEIN INTERNATIONAL VALUE FUND o 9

                                               Shares or
                                               Principal
                                                  Amount
Company                                            (000)      U.S. $ Value
--------------------------------------------------------------------------------
United Kingdom-15.2%
Aviva Plc ..............................      2,417,758   $ 19,278,109
George Wimpey Plc ......................      1,000,000      5,872,527
GlaxoSmithKline Plc ....................      1,271,100     28,698,092
InterContinental Hotels Group Plc ......      1,401,864     12,970,386
Lloyds TSB Group Plc ...................        746,000      5,280,211
Persimmon Plc ..........................        627,998      5,039,817
Royal & Sun Alliance Insurance Group Plc      1,775,500      2,591,379
Safeway Plc ............................      3,209,557     15,504,172
Shire Pharmaceuticals Group Plc(a) .....        208,000      1,719,393
Taylor Woodrow Plc .....................      1,220,000      5,021,441
Vodafone Group Plc .....................     13,492,346     31,019,825
Whitbread Plc ..........................      1,028,450     12,778,802
                                                          ------------
                                                           145,774,154
                                                          ------------
Total Common Stocks
   (cost $743,806,035) .................                   917,097,476

SHORT-TERM INVESTMENT-3.7%
Time Deposit-3.7%
State Street Euro Dollar
   0.50%, 12/01/03
   (cost $35,376,000) ..................   $     35,376     35,376,000

Total Investments-99.4%
   (cost $779,182,035) .................                   952,473,476
Other assets less liabilities-0.6% .....                     6,229,751
                                                          ------------

Net Assets-100%.............................              $958,703,227
                                                          ============

FINANCIAL FUTURES CONTRACTS PURCHASED (see Note D)
                                                      Value at      Unrealized
                  Number of  Expiration    Original  November 30,  Appreciation
     Type         Contracts     Month       Value       2003      (Depreciation)

British Pound
  FTSE 100 INDEX     190    December 2003 $13,840,449 $14,220,469   $ 380,020
EURO STOXX 50        460    December 2003  13,751,054  14,564,245     813,191
Japanese TSE Topix   61     December 2003   5,760,645   5,592,293    (168,352)
                                          ----------- -----------   ---------
Total                                     $33,352,148 $34,377,007  $1,024,859
                                          ----------- -----------   ---------



(a) Non-income producing security.
(b) Security is exempt from Registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2003, the market value of this security amounted to $16,767,060 or 1.7% of net assets.

    Glossary of Terms:

    ADR-American Depositary Receipt

    GDR-Global Depositary Receipt

    See notes to financial statements.


--------------------------------------------------------------------------------
10 o ALLIANCEBERNSTEIN INTERNATIONAL VALUE FUND

STATEMENT OF ASSETS & LIABILITIES
November 30, 2003

Assets
Investments in securities, at value (cost $779,182,035)  ...............   $ 952,473,476
Cash ...................................................................         342,608
Foreign cash, at value (cost $8,470,743) ...............................       8,679,694(a)
Dividends and interest receivable ......................................       2,695,132
Receivable for shares of beneficial interest sold ......................       2,219,630
                                                                           -------------
Total assets ...........................................................     966,410,540
                                                                           -------------
Liabilities
Payable for investment securities purchased ............................       5,503,028
Payable for shares of beneficial interest redeemed .....................       1,043,421
Distribution fee payable ...............................................         158,300
Advisory fee payable ...................................................          99,952
Payable for variation margin on futures contracts ......................          27,594
Accrued expenses and other liabilities .................................         875,018
                                                                           -------------
Total liabilities ......................................................       7,707,313
                                                                           -------------
Net Assets .............................................................   $ 958,703,227
                                                                           -------------
Composition of Net Assets
Paid-in capital ........................................................   $ 823,581,681
Undistributed net investment income ....................................      10,429,387
Accumulated net realized loss on investment
and foreign currency transactions ......................................     (49,532,089)
Net unrealized appreciation of investments and foreign
currency denominated assets and liabilities ............................     174,224,248
                                                                           -------------
                                                                           $ 958,703,227
                                                                           -------------
Calculation of Maximum Offering Price
Class A Shares
Net asset value and
redemption price per share
   ($180,442,612/14,072,362 shares of beneficial
interest issued and outstanding) .......................................          $12.82
Sales charge--4.25% of public offering price ...........................             .57
                                                                                  ------
Maximum offering price .................................................          $13.39
                                                                                  ======
Class B Shares
Net asset value and offering price per share
   ($84,809,331/6,695,511 shares of beneficial
   interest issued and outstanding) ....................................          $12.67
                                                                                  ======
Class C Shares
Net asset value and offering price per share
   ($59,752,853/4,717,447 shares of beneficial
   interest issued and outstanding) ...................................           $12.67
                                                                                  ======
Class R Shares
Net asset value, redemption and offering price per share
   ($10,176/794 shares of beneficial interest
   issued and outstanding) .............................................          $12.82
                                                                                  ======
Advisor Class Shares
Net asset value, redemption and offering price per share
   ($633,688,255/48,904,557 shares of beneficial
   interest issued and outstanding) ....................................          $12.96
                                                                                  ======


(a) An amount of U.S. $2,468,817 has been segregated as collateral for the financial futures contracts outstanding at November 30, 2003.
    See notes to financial statements.


--------------------------------------------------------------------------------
                                 ALLIANCEBERNSTEIN INTERNATIONAL VALUE FUND o 11

STATEMENT OF OPERATIONS
Year Ended November 30, 2003

Investment Income
Dividends (net of foreign taxes
   withheld of $2,216,693).............  $    15,751,147
Interest...............................          113,553   $    15,864,700
                                         ---------------
Expenses
Advisory fee...........................        6,375,036
Distribution fee--Class A..............          322,517
Distribution fee--Class B..............          624,836
Distribution fee--Class C..............          372,417
Distribution fee--Class R..............                4
Transfer agency........................        2,862,344
Custodian..............................          681,152
Printing...............................          172,488
Administrative.........................          136,000
Registration fees......................           96,329
Audit and legal........................           95,675
Trustees' fees.........................           19,475
Miscellaneous..........................           31,687
                                         ---------------
Total expenses.........................       11,789,960
Less: expenses waived and reimbursed
   by the Adviser (see Note B).........       (4,731,633)
Less: expense offset arrangement
   (see Note B)........................             (889)
                                         ---------------
Net expenses...........................                          7,057,438
                                                           ---------------
Net investment income..................                          8,807,262
                                                           ---------------
Realized and Unrealized Gain (Loss)
on Investment and Foreign Currency
Transactions
Net realized gain (loss) on:
   Investment transactions.............                         (7,220,942)
   Futures contracts...................                          1,697,887
   Foreign currency transactions.......                          2,172,779
Net change in unrealized appreciation/depreciation of:
   Investments.........................                        183,873,805
   Futures contracts...................                            375,424
   Foreign currency denominated assets
      and liabilities..................                            (40,140)
                                                           ---------------
Net gain on investment and foreign
currency transactions..................                        180,858,813
                                                           ---------------
Net Increase in Net Assets
   from Operations.....................                    $   189,666,075
                                                           ===============

See notes to financial statements.


--------------------------------------------------------------------------------
12 o ALLIANCEBERNSTEIN INTERNATIONAL VALUE FUND

STATEMENT OF CHANGES IN NET ASSETS


                                                Year Ended       Year Ended
                                               November 30,     November 30,
                                                   2003             2002
                                             ---------------   ---------------
Increase (Decrease) in Net Assets
   from Operations
Net investment income..................     $     8,807,262   $     4,694,091
Net realized loss on investment
   and foreign currency transactions......       (3,350,276)       (2,084,814)
Net change in unrealized
   appreciation/depreciation of
   investments and foreign currency
   denominated assets and liabilities.....      184,209,089        (7,394,405)
                                            ---------------   ---------------
Net increase (decrease) in net assets
   from operations.....................         189,666,075        (4,785,128)
Dividends to Shareholders from
Net investment income
   Class A.............................            (760,517)               -0-
   Class B.............................            (352,816)               -0-
   Class C.............................            (188,899)               -0-
   Advisor Class.......................          (3,766,622)               -0-
Transactions in Shares of
Beneficial Interest
Net increase...........................         295,842,477       307,994,034
                                            ---------------   ---------------
Total increase.........................         480,439,698       303,208,906
Net Assets
Beginning of period....................         478,263,529       175,054,623
                                            ---------------   ---------------
End of period (including undistributed net
investment income of $10,429,387 and
$4,518,200, respectively)..............     $   958,703,227   $   478,263,529
                                            ===============   ===============


See notes to financial statements.


--------------------------------------------------------------------------------
                                 ALLIANCEBERNSTEIN INTERNATIONAL VALUE FUND o 13

NOTES TO FINANCIAL STATEMENTS
November 30, 2003

NOTE A
Significant Accounting Policies

AllianceBernstein Trust (the "Trust"), was organized as a Massachusetts business trust on December 12, 2000 and is registered under the Investment Company Act of 1940 as a diversified, open end management investment company. The Trust operates as a series company currently comprised of the following four funds: the AllianceBernstein Global Value Fund, the AllianceBernstein International Value Fund, the AllianceBernstein Small Cap Value Fund and the AllianceBernstein Value Fund (the "Funds"). Each Fund is considered to be a separate entity for financial reporting and tax purposes. This report relates only to the AllianceBernstein International Value Fund (the "Fund"). The Fund offers Class A, Class B, Class C, Class R and Advisor Class shares. Class A shares are sold with a front-end sales charge of up to 4.25% for purchases not exceeding $1,000,000. With respect to purchases of $1,000,000 or more, Class A shares redeemed within one year of purchase may be subject to a contingent deferred sales charge of 1%. Class B shares are currently sold with a contingent deferred sales charge which declines from 4% to zero depending on the period of time the shares are held. Class B shares will automatically convert to Class A shares eight years after the end of the calendar month of purchase. Class C shares are subject to a contingent deferred sales charge of 1% on redemptions made within the first year after purchase. Class R shares are sold without an initial or contingent deferred sales charge and are offered to certain group retirement plans. Advisor Class shares are sold without an initial or contingent deferred sales charge and are not subject to ongoing distribution expenses. Advisor Class shares are offered to investors participating in fee-based programs and to certain retirement plan accounts. All five classes of shares have identical voting, dividend, liquidation and other rights, except that each class bears different distribution expenses and has exclusive voting rights with respect to its distribution plan. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. Additional information about some of the items discussed in these Notes to Financial Statements is contained in the Fund's Statement of Additional Information, which is available upon request. The following is a summary of significant accounting policies followed by the Fund.

1. Security Valuation
In accordance with Pricing Policies adopted by the Board of Trustees of the Fund (the "Pricing Policies") and applicable law, portfolio securities are valued at current market value or at fair value. The Board of Trustees has delegated to Alliance Capital Management, L.P. (the "Adviser"), subject to the Board's continuing oversight, certain responsibilities with respect to the implementation of the Pricing Policies. Pursuant to the Pricing Policies, securities for which market


--------------------------------------------------------------------------------
14 o ALLIANCEBERNSTEIN INTERNATIONAL VALUE FUND quotations are readily available are valued at their current market value. In general, the market value of these securities is determined as follows:

Securities listed on a national securities exchange or on a foreign securities exchange are valued at the last sale price at the close of the exchange or foreign securities exchange. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices on such day. If no bid or asked prices are quoted on such day, then the security is valued in good faith at fair value in accordance with the Pricing Policies. Securities listed on more than one exchange are valued by reference to the principal exchange on which the securities are traded; securities not listed on an exchange but traded on The Nasdaq Stock Market, Inc. ("NASDAQ") are valued in accordance with the NASDAQ Official Closing Price; listed put or call options are valued at the last sale price. If there has been no sale on that day, such securities will be valued at the closing bid prices on that day; open futures contracts and options thereon are valued using the closing settlement price or, in the absence of such a price, the most recent quoted bid price. If there are no quotations available for the day of valuations, the last available closing settlement price is used; securities traded in the over-the-counter market (but excluding securities traded on NASDAQ) are valued at the mean of the current bid and asked prices as reported by the National Quotation Bureau or other comparable sources; U.S. Government securities and other debt instruments having 60 days or less remaining until maturity are valued at amortized cost if their original maturity was 60 days or less, or by amortizing their fair value as of the 61st day prior to maturity if their original term to maturity exceeded 60 days; fixed-income securities, including mortgage backed and asset backed securities, may be valued on the basis of prices provided by a pricing service or at a price obtained from one or more of the major broker/dealers. In cases where broker/dealer quotes are obtained, the Pricing Policies provide that the Adviser may establish procedures whereby changes in market yields or spreads are used to adjust, on a daily basis, a recently obtained quoted price on a security; and OTC and other derivatives are valued on the basis of a quoted bid price or spread from a major broker/dealer in such security. Securities for which market quotations are not readily available are valued at fair value in accordance with the Pricing Policies.

2. Currency Translation
Assets and liabilities denominated in foreign currencies and commitments under forward exchange currency contracts are translated into U.S. dollars at the mean of the quoted bid and asked prices of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated into U.S. dollars at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated into U.S. dollars at rates of exchange prevailing when accrued.


--------------------------------------------------------------------------------
                                 ALLIANCEBERNSTEIN INTERNATIONAL VALUE FUND o 15

Net realized gain or loss on foreign currency transactions represents foreign exchange gains and losses from sales and maturities of foreign fixed income investments, foreign currency exchange contracts, holding of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign investment transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains and losses from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of net unrealized appreciation or depreciation of investments and foreign currency denominated assets and liabilities.

3. Taxes
It is the policy of the Fund to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required.

4. Investment Income and Investment Transactions
Dividend income is recorded on the ex-dividend date. Interest income is accrued daily. Investment transactions are accounted for on the trade date securities are purchased or sold. Investment gains and losses are determined on the identified cost basis. The Fund accretes discounts as adjustments to interest income.

5. Income and Expenses
All income earned and expenses incurred by the Fund are borne on a pro-rata basis by each outstanding class of shares, based on the proportionate interest in the Fund represented by the net assets of such class, except that the Fund's Class B and Class C shares bear higher distribution and transfer agent fees than Class A, Class R and Advisor Class shares. Advisor Class shares have no distribution fees. Expenses of the Trust are charged to each Fund in proportion to net assets.

6. Dividends and Distributions
Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. Income dividends and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with accounting principles generally accepted in the United States. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.


--------------------------------------------------------------------------------
16 o ALLIANCEBERNSTEIN INTERNATIONAL VALUE FUND

NOTE B
Advisory Fee and Other Transactions with Affiliates
Under the terms of an investment advisory agreement, the Fund pays the Adviser an advisory fee at an annual rate of 1% of the Fund's average daily net assets. Such fee is accrued daily and paid monthly.

Effective January 1, 2004, the Adviser began waiving a portion of its advisory fee so as to charge the Fund at the reduced annual rate of .75% of the first $2.5 billion, .65% of the next $2.5 billion and .60% in excess of $5 billion, of the average daily net assets of the Fund. The amount of the fee waiver may increase or decrease as a result of a final, definitive agreement with the New York Attorney General's Office ("NYAG"). For a more complete discussion of the Adviser's settlement with the NYAG, please see "Subsequent Events" below.

Effective July 2, 2001, the Adviser agreed to waive its fees and bear certain expenses to the extent necessary to limit total fund operating expenses on an annual basis to 1.20%, 1.90%, 1.90% and .90% of the daily average net assets of Class A, Class B, Class C and Advisor Class shares, respectively. Effective November 3, 2003, the Adviser agreed to waive its fees and bear certain expenses to the extent necessary to limit total fund operating expenses on an annual basis to 1.40% of the daily average net assets of Class R shares.

For the year ended November 30, 2003, such reimbursement amounted to $4,595,633. Since inception of the Fund, such reimbursement for organization and offering expenses in the amount of $149,674 are subject to repayment in subsequent periods, but no later than March 27, 2004. No such reimbursement to the Adviser took place during the year ended November 30, 2003.

Pursuant to the Advisory agreement, the Adviser provides certain legal and accounting services for the Fund. For the year ended November 30, 2003, the Adviser agreed to waive its fees. Such waiver amounted to $136,000.

The Fund compensates Alliance Global Investor Services, Inc. (AGIS), a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Fund. For the year ended November 30, 2003, such fees amounted to $2,355,234.

For the year ended November 30, 2003, the Fund's expenses were reduced by $889 under an expense offset arrangement with AGIS.

AllianceBernstein Investment Research and Management, Inc. (the "Distributor"), formerly Alliance Fund Distributors, Inc., a wholly-owned subsidiary of the Adviser, serves as the distributor of the Fund's shares. The Distributor has advised the Fund that it has retained front-end sales charges of $18,547 from the sales of Class A shares and received $83,207, $106,068 and $17,479 in contingent deferred sales charges imposed upon redemptions by shareholders of Class A, Class B and Class C shares, respectively, for the year ended November 30, 2003.


--------------------------------------------------------------------------------
                                 ALLIANCEBERNSTEIN INTERNATIONAL VALUE FUND o 17

Brokerage commissions paid on investment transactions for the year ended November 30, 2003, amounted to $989,976, of which $93,023 was paid to Sanford C. Bernstein & Co. LLC, an affiliate of the Adviser.

NOTE C
Distribution Services Agreement
The Fund has adopted a Distribution Services Agreement (the "Agreement") pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the Agreement, the Fund pays distribution and servicing fees to the Distributor at an annual rate of up to .30 of 1% of the Fund's average daily net assets attributable to Class A shares, 1% of the Fund's average daily net assets attributable to Class B and Class C shares and .50 of 1% of the Fund's average daily net assets attributable to Class R shares. There are no distribution and servicing fees on the Advisor Class shares. The fees are accrued daily and paid monthly. The Agreement provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities. The Distributor has advised the Fund that it has incurred expenses in excess of the distribution costs reimbursed by the Fund in the amount of $1,409,874 and $420,043 for Class B and Class C shares, respectively; such costs may be recovered from the Fund in future periods so long as the Agreement is in effect. In accordance with the Agreement, there is no provision for recovery of unreimbursed distribution costs incurred by the Distributor, beyond the current fiscal year for Class A and Class R shares. The Agreement also provides that the Adviser may use its own resources to finance the distribution of the Fund's shares.


NOTE D
Investment Transactions
Purchases and sales of investment securities (excluding short-term investments) for the year ended November 30, 2003, were as follows:

                                            Purchases           Sales
                                         ---------------   ---------------
Investment securities (excluding
U.S. government securities)............  $   413,907,396   $   125,100,877
U.S. government securities.............               -0-               -0-

The cost of investments for federal income tax purposes, gross unrealized appreciation and unrealized depreciation (excluding futures and foreign currency transactions) are as follows:

Cost....................................................   $   779,358,083
                                                           ---------------
Gross unrealized appreciation...........................   $   181,895,024
Gross unrealized depreciation...........................        (8,779,631)
                                                           ---------------
Net unrealized appreciation.............................   $   173,115,393
                                                           ===============


--------------------------------------------------------------------------------
18 o ALLIANCEBERNSTEIN INTERNATIONAL VALUE FUND

1. Financial Futures Contracts
The Fund may buy or sell financial futures contracts for the purpose of hedging its portfolio against adverse effects of anticipated movements in the market. The Fund bears the market risk that arises from changes in the value of these financial instruments and the imperfect correlation between movements in the price of the futures contracts and movements in the price of the securities hedged or used for cover.

At the time the Fund enters into a futures contract, the Fund deposits and maintains as collateral an initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains or losses. Risks may arise from the potential inability of a counterparty to meet the terms of the contract. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the time it was closed.

2. Forward Exchange Currency Contracts
The Fund may enter into forward exchange currency contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to hedge certain firm purchase and sales commitments denominated in foreign currencies and for investment purposes. A forward exchange currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. The gain or loss arising from the difference between the original contract and the closing of such contract would be included in net realized gain or loss on foreign currency transactions.

Fluctuations in the value of open forward exchange currency contracts are recorded for financial reporting purposes as unrealized appreciation and depreciation by the Fund.

The Fund's custodian will place and maintain cash or other liquid assets in a separate account of the Fund having a value at least equal to the aggregate amount of the Fund's commitments under forward exchange currency contracts entered into with respect to position hedges.

Risks may arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The face or contract amount, in U.S. dollars reflects the total exposure the Fund has in that particular currency contract.


--------------------------------------------------------------------------------
                                 ALLIANCEBERNSTEIN INTERNATIONAL VALUE FUND o 19

NOTE E
Shares of Beneficial Interest
There is an unlimited number of shares of beneficial interest authorized, without par value, divided into five classes, designated Class A, Class B, Class C, Advisor Class and Class R shares. Transactions in shares of beneficial interest were as follows:


                    ==============================  =================================
                                  Shares                           Amount
                     ==============================  =================================
                       Year Ended       Year Ended       Year Ended        Year Ended
                     November 30,     November 30,     November 30,      November 30,
                             2003             2002             2003              2002
                     -----------------------------------------------------------------
Class A
Shares sold            13,295,167        7,099,340      $ 146,868,388   $  69,254,807
Shares issued in
   connection with
   the acquisition
   of Alliance
International Fund             -0-       3,759,665                 -0-     37,983,754
Shares issued in
   reinvestment of
   dividends               71,827               -0-           675,894              -0-
Shares converted
   from Class B           201,727           88,343          2,150,139         843,966
Shares redeemed        (7,041,114)      (3,816,358)       (74,527,969)    (35,847,713)
Net increase            6,527,607        7,130,990      $  75,166,452   $  72,234,814
Class B
Shares sold             3,717,485        4,134,951      $  40,364,959   $  41,715,396
Shares issued in
   connection with
   the acquisition
   of Alliance
International Fund             -0-       2,069,686                 -0-     20,787,997
Shares issued in
   reinvestment of
   dividends               31,136               -0-           291,437              -0-
Shares converted
   to Class A            (203,355)         (88,922)        (2,150,139)       (843,966)
Shares redeemed        (2,140,856)      (1,055,450)       (22,630,539)     (9,857,519)
Net increase            1,404,410        5,060,265      $  15,875,718   $  51,801,908
Class C
Shares sold             5,136,326        4,690,246      $  54,696,196   $  45,195,153
Shares issued in
   connection with
   the acquisition
   of Alliance
International Fund             -0-         633,294                 -0-      6,354,537
Shares issued in
   reinvestment of
   dividends               13,906               -0-       130,159                  -0-
Shares redeemed        (3,167,085)      (2,753,983)   (32,350,149)        (25,504,173)
Net increase            1,983,147        2,569,557  $  22,476,206       $  26,045,517


-------------------------------------------------------------------------------
20 o ALLIANCEBERNSTEIN INTERNATIONAL VALUE FUND

                     ==============================  =================================
                                  Shares                           Amount
                     ==============================  =================================
                       Year Ended       Year Ended       Year Ended        Year Ended
                     November 30,     November 30,     November 30,      November 30,
                             2003             2002             2003              2002
                     -----------------------------------------------------------------
Advisor Class
Shares sold            18,185,825       21,326,224      $ 204,941,888   $ 215,599,703
Shares issued in
connection with
the acquisition
of Alliance
International Fund             -0-         459,687                 -0-      4,679,380
Shares issued in
reinvestment of
dividends                 393,866               -0-         3,733,854              -0-
Shares redeemed        (2,507,836)      (6,237,496)       (26,361,641)    (62,367,288)
Net increase           16,071,855       15,548,415      $ 182,314,101   $ 157,911,795


            November 3, 2003(a)          November 3, 2003(a)
               to November 30,               to November 30,
                          2003                          2003
            ------------------           -------------------

Class R
Shares sold                794                   $    10,000
               ---------------              ----------------
Net increase               794                   $    10,000
               ---------------              ----------------

(a) Commencement of distribution.

NOTE F
Concentration of Risk
Investing in securities of foreign companies involves special risks which include revaluation of currencies and the possibility of future political and economic developments which could adversely affect the value of such securities. Moreover, securities of many foreign companies and their markets may be less liquid and their prices more volatile than those of comparable United States companies.

NOTE G
Joint Credit Facility
A number of open-end mutual funds managed by the Adviser, including the Fund, participate in a $500 million revolving credit facility (the "Facility") intended to provide short-term financing if necessary, subject to certain restrictions in connection with abnormal redemption activity. Commitment fees related to the Facility are paid by the participating funds and are included in miscellaneous expenses in the statement of operations. The Fund did not utilize the Facility during the year ended November 30, 2003.


--------------------------------------------------------------------------------
                                 ALLIANCEBERNSTEIN INTERNATIONAL VALUE FUND o 21

NOTE H
Acquisition of Alliance International Fund, Inc.
by AllianceBernstein International Value Fund
On August 23, 2002, the Fund acquired all of the net assets of the Alliance International Fund, Inc. ("AIF"), pursuant to a plan of reorganization approved by the shareholders of AIF on August 6, 2002. On August 23, 2002, the acquisition was accomplished by a tax-free exchange of 6,922,332 shares of the Fund for 8,636,189 shares of AIF. The aggregate net assets of the Fund and AIF immediately before the acquisition were $383,594,338 and $69,805,668 (including $974,214 of net unrealized depreciation of investments and foreign currency denominated assets and liabilities), respectively. Immediately after the acquisition, the combined net assets of the Fund amounted to $453,400,006.

NOTE I
Distributions to Shareholders
The tax character of distributions paid during the fiscal year ended November 30, 2003 was as follows:
                                                                2003
                                                          ---------------
Distributions paid from:
   Ordinary income.....................................   $     5,068,854
                                                          ---------------
Total taxable distributions............................         5,068,854
                                                          ---------------
Total distributions paid...............................   $     5,068,854
                                                          ===============

As of November 30, 2003, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed ordinary income..........................   $    10,429,387
Accumulated capital and other losses...................       (49,356,041)(a)
Unrealized appreciation/(depreciation).................       174,048,200(b)
                                                          ---------------
Total accumulated earnings/(deficit)...................   $   135,121,546
                                                          ===============

(a) On November 30, 2003, the Fund had a net capital loss carryforward of $49,356,041 of which $13,230,402 expires in the year 2008, $28,863,976 expires in the year 2009, $1,911,917 expires in the year 2010 and $5,349,746 expires in the year 2011. To the extent future capital gains are offset by capital loss carryforwards, such gains will not be distributed. Based on certain provisions in the Internal Revenue Code, various limitations regarding the future utilization of these carryforwards, brought forward as a result of the Fund's merger with Alliance International Fund, Inc. may apply.

(b) The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to the tax deferral of losses on wash sales and the realization for tax purposes of gains/losses on certain derivative instruments.

During the current fiscal year, permanent differences, primarily due to tax treatment of foreign currency gains and losses, resulted in a net increase in undistributed net investment income and an increase in accumulated net realized loss on investment and foreign currency transactions. This reclassification had no effect on net assets.


--------------------------------------------------------------------------------
22 o ALLIANCEBERNSTEIN INTERNATIONAL VALUE FUND

NOTE J
Legal Proceedings
As has been previously reported in the press, the Staff of the U.S. Securities and Exchange Commission ("SEC") and the NYAG have been investigating practices in the mutual fund industry identified as "market timing" and "late trading" of mutual fund shares. Certain other regulatory authorities have also been conducting investigations into these practices within the industry and have requested that Alliance Capital Management L.P. ("Alliance Capital"), the Fund's Adviser, provide information to them. Alliance Capital has been cooperating and will continue to cooperate with all of these authorities. Please see "Subsequent Events" below for a description of the agreements reached by Alliance Capital and the SEC and NYAG in connection with the investigations mentioned above.

The special committee of Alliance Capital's Board of Directors, comprised of the members of Alliance Capital's Audit Committee and the other independent member of the Board, is continuing to direct and oversee an internal investigation and a comprehensive review of the facts and circumstances relevant to the SEC's and the NYAG's investigations.

In addition, the Independent Directors of the Fund (the "Independent Directors") have initiated an investigation of the above-mentioned matters with the advice of an independent economic consultant and independent counsel. The Independent Directors have formed a special committee to supervise the investigation.

On October 2, 2003, a putative class action complaint entitled Hindo et al. v. AllianceBernstein Growth & Income Fund et al. (the "Hindo Complaint") was filed against Alliance Capital; Alliance Capital Management Holding L.P.; Alliance Capital Management Corporation; AXA Financial, Inc.; certain of the AllianceBernstein Mutual Funds, including the Fund; Gerald Malone; Charles Schaffran (collectively, the "Alliance Capital defendants"); and certain other defendants not affiliated with Alliance Capital. The Hindo Complaint was filed in the United States District Court for the Southern District of New York by alleged shareholders of two of the AllianceBernstein Mutual Funds. The Hindo Complaint alleges that certain of the Alliance Capital defendants failed to disclose that they improperly allowed certain hedge funds and other unidentified parties to engage in late trading and market timing of AllianceBernstein Fund securities, violating Sections 11 and 15 of the Securities Act, Sections 10(b) and 20(a) of the Exchange Act, and Sections 206 and 215 of the Advisers Act. Plaintiffs seek an unspecified amount of compensatory damages and rescission of their contracts with Alliance Capital, including recovery of all fees paid to Alliance Capital pursuant to such contracts.

Since October 2, 2003, approximately forty additional lawsuits making factual allegations similar to those in the Hindo Complaint were filed against Alliance


--------------------------------------------------------------------------------
                                 ALLIANCEBERNSTEIN INTERNATIONAL VALUE FUND o 23

Capital and certain other defendants, some of which name the Fund as a defendant. All of these lawsuits seek an unspecified amount of damages.

As a result of the matters more fully discussed in the note entitled "Subsequent Events" below, investors in the AllianceBernstein Mutual Funds may choose to redeem their investments. This may require the AllianceBernstein Mutual Funds to sell investments held by those funds to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the AllianceBernstein Mutual Funds.

NOTE K
Subsequent Events
On December 18, 2003, Alliance Capital, the Fund's Adviser, confirmed that it had reached terms with the SEC and the NYAG for the resolution of regulatory claims relating to the practice of "market timing" mutual fund shares in some of the AllianceBernstein Mutual Funds. The agreement with the SEC is reflected in an Order of the Commission ("SEC Order"). The agreement with the NYAG is subject to final, definitive documentation. Among the key provisions of these agreements are the following:

    (i) Alliance Capital agreed to establish a $250 million fund (the "Reimbursement Fund") to compensate mutual fund shareholders for the adverse effects of market timing attributable to market timing relationships described in the SEC Order. According to the SEC Order, the Reimbursement Fund is to be paid, in order of priority, to fund investors based on (i) their aliquot share of losses suffered by the fund due to market timing, and (ii) a proportionate share of advisory fees paid by such fund during the period of such market timing;

    (ii) Alliance Capital agreed to reduce the advisory fees it receives from some of the AllianceBernstein long-term, open-end retail funds, commencing January 1, 2004, for a period of at least five years. The determination of which funds will have their fees reduced and to what degree is subject to the terms of the definitive agreement with the NYAG; and

    (iii) Alliance Capital agreed to implement changes to its governance and compliance procedures. Additionally, the SEC Order contemplates that Alliance Capital's registered investment company clients, including the Fund, will introduce governance and compliance changes.

In anticipation of final, definitive documentation and effective January 1, 2004, the Adviser began waiving a portion of its advisory fee. For a more complete description of this waiver, please see "Advisory Fee and Other Transactions with Affiliates" above.


--------------------------------------------------------------------------------
24 o ALLIANCEBERNSTEIN INTERNATIONAL VALUE FUND


FINANCIAL HIGHLIGHTS
Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

                                                              =============================================================
                                                                                          Class A
                                                               =============================================================
                                                                  Year                Year                  March 29,
                                                                 Ended                Ended                2001(a) to
                                                               November 30,        November 30,           November 30,
                                                                  2003                 2002                   2001
                                                               -------------------------------------------------------------
Net asset value, beginning of period.........................    $ 9.83               $ 9.64                   $ 10.00
                                                               -------------------------------------------------------------
Income From Investment Operations
Net investment income(b)(c)..................................       .13                  .07                       .04
Net realized and unrealized gain (loss) on
   investment and foreign currency transactions .............      2.96                  .12(d)                   (.40)
                                                               -------------------------------------------------------------
Net increase (decrease) in net asset value
   from operations...........................................      3.09                  .19                      (.36)
                                                               -------------------------------------------------------------
Less: Dividends
Dividends from net investment income ........................      (.10)                  -0-                       -0-
                                                               -------------------------------------------------------------
Net asset value, end of period...............................    $12.82               $ 9.83                    $ 9.64
                                                               =============================================================
Total Return
Total investment return based on net asset value(e) .........     31.80%                1.97%                    (3.60)%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)....................  $180,443              $74,193                    $3,990
Ratio to average net assets of:
  Expenses, net of waivers/reimbursements....................      1.20%                1.20%                     1.44%(f)
  Expenses, before waivers/reimbursements....................      1.93%                2.19%                     5.11%(f)
  Net investment income(c)...................................      1.22%                 .74%                      .62%(f)
Portfolio turnover rate......................................        20%                  23%                       11%


See footnote summary on page 29.


--------------------------------------------------------------------------------
                                 ALLIANCEBERNSTEIN INTERNATIONAL VALUE FUND o 25


Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

                                                              =============================================================
                                                                                          Class B
                                                               =============================================================
                                                                  Year                Year                  March 29,
                                                                 Ended                Ended                2001(a) to
                                                               November 30,        November 30,           November 30,
                                                                  2003                 2002                   2001
                                                               -------------------------------------------------------------
Net asset value, beginning of period.........................    $ 9.75               $ 9.62                   $ 10.00
                                                               -------------------------------------------------------------
Income From Investment Operations
Net investment income(b)(c)..................................       .07                   -0-                       -0-
Net realized and unrealized gain (loss) on
   investment and foreign currency transactions .............      2.92                  .13(d)                   (.38)
                                                               -------------------------------------------------------------
Net increase (decrease) in net asset value
   from operations.........             .....................      2.99                  .13                      (.38)
                                                               -------------------------------------------------------------
Less: Dividends
Dividends from net investment income.........................      (.07)                  -0-                       -0-
                                                               -------------------------------------------------------------
Net asset value, end of period.............. .................    $12.67               $ 9.75                    $ 9.62
                                                               =============================================================
Total Return
Total investment return based on net asset value(e) .........     30.85%                1.35%                    (3.80)%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)....................   $84,809              $51,608                    $2,220
Ratio to average net assets of:
  Expenses, net of waivers/reimbursements....................      1.90%                1.90%                     2.19%(f)
  Expenses, before waivers/reimbursements....................      2.71%                2.84%                     7.84%(f)
  Net investment income (loss)(c)............................      .61%                 (.03)%                    (.05)%(f)
Portfolio turnover rate......................................        20%                  23%                       11%



See footnote summary on page 29.


--------------------------------------------------------------------------------
26 o ALLIANCEBERNSTEIN INTERNATIONAL VALUE FUND


Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

                                                              =============================================================
                                                                                          Class C
                                                               =============================================================
                                                                  Year                Year                  March 29,
                                                                 Ended                Ended                2001(a) to
                                                               November 30,        November 30,           November 30,
                                                                  2003                 2002                   2001
                                                               -------------------------------------------------------------
Net asset value, beginning of period ........................    $ 9.75              $  9.60                   $ 10.00
                                                               -------------------------------------------------------------
Income From Investment Operations
Net investment income(b)(c)..................................       .06                  .01                        -0-
Net realized and unrealized gain (loss) on
   investment and foreign currency transactions .............      2.93                  .14(d)                   (.40)
                                                               -------------------------------------------------------------
Net increase (decrease) in net asset value
   from operations...........................................      2.99                  .15                      (.40)
                                                               -------------------------------------------------------------
Less: Dividends
Dividends from net investment income.........................      (.07)                  -0-                       -0-
                                                               -------------------------------------------------------------
Net asset value, end of period...............................    $12.67               $ 9.75                    $ 9.60
                                                               =============================================================
Total Return
Total investment return based on net asset value(e) .........     30.85%                1.56%                    (4.00)%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)....................   $59,753              $26,663                    $1,582
Ratio to average net assets of:
  Expenses, net of waivers/reimbursements....................      1.90%                1.90%                     2.23%(f)
  Expenses, before waivers/reimbursements....................      2.65%                2.90%                     8.77%(f)
  Net investment income(c)...................................       .55%                 .09%                      .03%(f)
Portfolio turnover rate......................................        20%                  23%                       11%


See footnote summary on page 29.


-------------------------------------------------------------------------------
                                 ALLIANCEBERNSTEIN INTERNATIONAL VALUE FUND o 27

Selected Data For A Share Of Beneficial Interest Outstanding Throughout The
Period

                                                           =====================
                                                                   Class R
                                                           =====================
                                                             November 3, 2003(g)
                                                           to November 30, 2003
                                                           ---------------------
Net asset value, beginning of period.......................       $ 12.60
                                                           ---------------------
Income From Investment Operations
Net investment income(b)(c)................................         .00(h)
Net realized and unrealized gain on investment and foreign
   currency transactions...................................         .22
                                                           ---------------------
Net increase in net asset value from operations............         .22
                                                           ---------------------
Net asset value, end of period.............................     $ 12.82
                                                           =====================
Total Return
Total investment return based on net asset value(e)........        1.75%
Ratios/Supplemental Data
Net assets, end of period (000's omitted) .................          $10
Ratio to average net assets of:
  Expenses, net of waivers/reimbursements..................        1.40%(f)
  Expenses, before waivers/reimbursements..................        2.31%(f)
  Net investment income(c).................................         .40%(f)
Portfolio turnover rate....................................          20%



See footnote summary on page 29.


--------------------------------------------------------------------------------
28 o ALLIANCEBERNSTEIN INTERNATIONAL VALUE FUND


Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

                                                              =============================================================
                                                                                        Advisor Class
                                                              =============================================================
                                                                  Year                Year                  March 29,
                                                                 Ended                Ended                2001(a) to
                                                               November 30,        November 30,           November 30,
                                                                  2003                 2002                   2001
                                                               -------------------------------------------------------------
Net asset value, beginning of period.........................    $ 9.92               $ 9.68                   $ 10.00
Income From Investment Operations
Net investment income(b)(c)..................................       .18                  .17                       .04
Net realized and unrealized gain (loss) on
   investment and foreign currency transactions .............      2.97                  .07(d)                   (.36)
Net increase (decrease) in net asset
   value from operations.....................................      3.15                  .24                      (.32)
Less: Dividends
Dividends from net investment income.........................      (.11)                  -0-                       -0-
Net asset value, end of period...............................    $12.96               $ 9.92                    $ 9.68
Total Return
Total investment return based on net asset value(e) .........     32.19%                2.48%                    (3.20)%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)....................  $633,688             $325,800                  $167,263
Ratio to average net assets of:
  Expenses, net of waivers/reimbursements....................       .90%                 .90%                      .90%(f)
  Expenses, before waivers/reimbursements... .................     1.63%                1.75%                     2.26%(f)
  Net investment income(c)...................................      1.61%                1.67%                      .65%(f)
Portfolio turnover rate......................................        20%                  23%                       11%



(a) Commencement of operations.

(b) Based on average shares outstanding.

(c) Net of fees and expenses waived/reimbursed by the Adviser.

(d) In addition to net realized and unrealized gain (loss) from investment and foreign currency transactions as set forth in the statement of operations, this amount reflects an increase in net asset value per share resulting from fluctuations in the Fund's total net assets in relation to the timing of gains and losses.

(e) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Initial sales charges or contingent deferred sales charges are not reflected in the calculation of total investment return. Total return does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total investment return calculated for a period of less than one year is not annualized.

(f) Annualized.

(g) Commencement of distribution.

(h) Amount is less than $.005.

--------------------------------------------------------------------------------
                                 ALLIANCEBERNSTEIN INTERNATIONAL VALUE FUND o 29

REPORT OF ERNST & YOUNG LLP
INDEPENDENT AUDITORS



To the Shareholders and Board of Trustees of AllianceBernstein Trust

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of AllianceBernstein International Value Fund (one of the funds constituting the AllianceBernstein Trust) (the "Fund"), as of November 30, 2003, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of November 30, 2003, by correspondence with the custodian and others. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of AllianceBernstein International Value Fund at November 30, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States.






Ernst & Young LLP

New York, New York
January 9, 2004




TAX INFORMATION


(unaudited)
The Fund intends to make an election under Internal Revenue Code Section 853 to pass through foreign taxes paid by the Fund to its shareholders. The total amount of foreign taxes that may be passed through to shareholders for the fiscal year ended November 30, 2003 is $2,029,686. The foreign source of income for information reporting purposes is $17,987,641. Shareholders should not use the above information to prepare their tax returns. The information necessary to complete your income tax returns will be included with your Form 1099-DIV which will be sent to you separately in January 2004.


--------------------------------------------------------------------------------
30 o ALLIANCEBERNSTEIN INTERNATIONAL VALUE FUND

BOARD OF TRUSTEES


William H. Foulk, Jr.(1), Chairman
Marc. O. Mayer, President
Ruth Block(1)
David H. Dievler(1)
John H. Dobkin(1)
Clifford L. Michel(1)
Donald J. Robinson(1)


OFFICERS


Kevin F. Simms(2), Senior Vice President
Mark R. Manley, Secretary
Mark D. Gersten, Treasurer & Chief Financial Officer
Vincent S. Noto, Controller


Custodian
State Street Bank & Trust Company
225 Franklin Street
Boston, MA 02110

Principal Underwriter
AllianceBernstein Investment Research and Management, Inc.
1345 Avenue of the Americas
New York, NY 10105

Legal Counsel
Ropes &Gray LLP
One International Place
Boston, MA 02110

Transfer Agent
Alliance Global Investor Services, Inc.
P.O. Box 786003
San Antonio, TX 78278-6003
Toll-Free (800) 221-5672

Independent Auditors
Ernst & Young LLP
5 Times Square
New York, New York 10036


(1) Member of the Audit Committee.
(2) Mr. Simms is the person primarily responsible for the day-to-day management of the Fund's investment portfolio.

--------------------------------------------------------------------------------
                                 ALLIANCEBERNSTEIN INTERNATIONAL VALUE FUND o 31

MANAGEMENT OF THE FUND


Board of Trustees Information
The business and affairs of the Fund are managed under the direction of the Board of Trustees. Certain information concerning the Fund's Trustees is set forth below.

                                                                              PORTFOLIOS
                                                                                IN FUND           OTHER
NAME, AGE OF  TRUSTEE,                     PRINCIPAL                            COMPLEX        TRUSTEESHIP
      ADDRESS                            OCCUPATION(S)                        OVERSEEN BY        HELD BY
(YEARS OF SERVICE*)                   DURING PAST 5 YEARS                       TRUSTEE         TRUSTEES
-----------------------------------------------------------------------------------------------------------

DISINTERESTED TRUSTEES

William H. Foulk, Jr.,#, 71      Investment adviser and an inde-                116         None
2 Sound View Drive               pendent consultant. He was
Suite 100                        formerly Senior Manager of Barrett
Greenwich, CT 06830              Associates, Inc., a registered
(3)                              investment adviser, with which he
Chairman of the Board            had been associated since prior
                                 to 1999. He was formerly Deputy
                                 Comptroller and Chief Investment
                                 Officer of the State of New York
                                 and, prior thereto, Chief Investment
                                 Officer of the New York Bank for
                                 Savings.

Ruth Block,#, 73                 Formerly Executive Vice President              96          None
500 SE Mizner Blvd.,             and Chief Insurance Officer of The
Boca Raton, FL 33432             Equitable Life Assurance Society of
(3)                              the United States; Chairman and
                                 Chief Executive Officer of Evlico;
                                 Director of Avon, BP (oil and gas),
                                 Ecolab Incorporated (specialty
                                 chemicals), Tandem Financial Group
                                 and Donaldson, Lufkin & Jenrette
                                 Securities Corporation; former
                                 Governor at Large National
                                 Association of Securities Dealers,
                                 Inc.

David H. Dievler,#, 74           Independent consultant. Until                  100         None
P.O. Box 167                     December 1994 he was Senior
Spring Lake, NJ 07762            Vice President of Alliance Capital
(3)                              Management Corporation ("ACMC")
                                 responsible for mutual fund
                                 administration. Prior to joining
                                 ACMC in 1984 he was Chief Financial
                                 Officer of Eberstadt Asset Management
                                 since 1968. Prior to that he was a
                                 Senior Manager at Price Waterhouse
                                 & Co. Member of American Institute
                                 of Certified Public Accountants since
                                 1953.


--------------------------------------------------------------------------------
32 o ALLIANCEBERNSTEIN INTERNATIONAL VALUE FUND

                                                                              PORTFOLIOS
                                                                                IN FUND           OTHER
NAME, AGE OF  TRUSTEE,                     PRINCIPAL                            COMPLEX        TRUSTEESHIP
      ADDRESS                            OCCUPATION(S)                        OVERSEEN BY        HELD BY
(YEARS OF SERVICE*)                   DURING PAST 5 YEARS                       TRUSTEE         TRUSTEES
-----------------------------------------------------------------------------------------------------------

DISINTERESTED TRUSTEES

(continued)

John H. Dobkin,#, 61             Consultant. Formerly President                 98         None
P.O. Box 12                      of Save Venice, Inc. (preservation
Annandale, NY 12504              organization) from 2001-2002,
(3)                              a Senior Advisor from June 1999
                                 -June 2000 and President of Historic
                                 Hudson Valley (historic preservation)
                                 from December 1989-May 1999.
                                 Previously, Director of the National
                                 Academy of Design and during 1988-
                                 1992, he was Director and Chairman of
                                 the Audit Committee of ACMC.

Clifford L. Michel,#, 64         Senior Counsel of the law firm                 97          Placer
15 St. Bernard's Road            of Cahill Gordon & Reindel since                         Dome, Inc.
Gladstone, NJ 07934              February 2001 and a partner of
(3)                              that firm for more than twenty-five
                                 years prior thereto. He is President
                                 and Chief Executive Officer of Wenonah
                                 Development Company (investments)
                                 and a Director of Placer Dome, Inc.
                                 (mining).

Donald J. Robinson,#, 69         Senior Counsel to the law firm of              96          None
98 Hell's Peak Road              Orrick, Herrington & Sutcliffe LLP
Weston, VT 05161                 since prior to 1999. Formerly a
(3)                              senior partner and a member of
                                 the Executive Committee of that firm.
                                 He was also a member and Chairman of
                                 the Municipal Securities Rulemaking
                                 Board and Trustee of the Museum of
                                 the City of New York.


INTERESTED TRUSTEE
Marc O. Mayer, +, 46             Executive Vice President of ACMC               68          None
1345 Avenue of the               since 2001; prior thereto, Chief
Americas                         Executive Officer of Sanford C.
New York, NY 10105               Bernstein & Co., LLC and its
(Elected November 18,            predecessor since prior to 1999.
2003)


*  There is no stated term of office for the Fund's Trustees.

#  Member of the Audit Committee and Nominating Committee.

+ Mr. Mayer is an "interested trustee", as defined in the 1940 Act, due to his position as Executive Vice President of ACMC.

--------------------------------------------------------------------------------
                                 ALLIANCEBERNSTEIN INTERNATIONAL VALUE FUND o 33

Management of the Fund

Officers of the Trust
Certain information concerning the Fund's Officers is listed below.

       NAME,                           POSITION(S)                            PRINCIPAL OCCUPATION
  ADDRESS* AND AGE                   HELD WITH FUND                            DURING PAST 5 YEARS
------------------------------------------------------------------------------------------------------------

Kevin F. Simms, 37               Senior Vice President                 Senior Vice President of ACMC, ** and
                                                                       is a Co-Chief Investment Officer of
                                                                       International Value Equities in 2003 which
                                                                       he has assumed in addition to his role as
                                                                       Director of Research of Global and
                                                                       International Value Equities since 2000.
                                                                       Prior thereto, he was Director of
                                                                       Research for Emerging Markets Equities at
                                                                       Bernstein,** since prior to 1999.

Mark R. Manley, 41               Secretary                             Senior Vice President and Acting General
                                                                       Counsel of ACMC,** with which he has been
                                                                       associated since prior to 1999.

Mark D. Gersten, 53              Treasurer and Chief                   Senior Vice President of Alliance Global
                                 Financial Officer                     Investor Services, Inc. ("AGIS"),** and
                                                                       Vice President of AllianceBernstein Investment
                                                                       Research and Management, Inc. ("ABIRM"),** with
                                                                       which he has been associated since prior to 1999.

Vincent S. Noto, 39              Controller                            Vice President of AGIS,** with which he has
                                                                       been associated since prior to 1999.


* The address for each of the Fund's officers is 1345 Avenue of the Americas, New York, NY 10105.
** ACMC, Bernstein, ABIRM and AGIS are affiliates of the Fund.
   The Fund's Statement of Additional Information ("SAI") has additional information about the Fund's Trustees and officers and is available without charge upon request. Contact your financial representative or Alliance Capital at (800) 227-4618 for a free prospectus or SAI.

--------------------------------------------------------------------------------
34 o ALLIANCEBERNSTEIN INTERNATIONAL VALUE FUND

ALLIANCEBERNSTEIN FAMILY OF FUNDS


================================================================================
Wealth Strategies Funds
  Balanced Wealth Strategy
  Wealth Appreciation Strategy
  Wealth Preservation Strategy
  Tax-Managed Balanced Wealth Strategy*
  Tax-Managed Wealth Appreciation Strategy
  Tax-Managed Wealth Preservation Strategy**

================================================================================
Blended Style Series
  U.S. Large Cap Portfolio

================================================================================
Growth Funds
  Domestic
  Growth Fund
  Health Care Fund
  Mid-Cap Growth Fund
  Premier Growth Fund
  Small Cap Growth Fund+
  Technology Fund

  Global & International
  All-Asia Investment Fund
  Global Small Cap Fund
  Greater China '97 Fund
  International Premier Growth Fund
  New Europe Fund
  Worldwide Privatization Fund

  Select Investor Series
  Biotechnology Portfolio
  Premier Portfolio
  Technology Portfolio

================================================================================
Value Funds
  Domestic
  Balanced Shares
  Disciplined Value Fund
  Growth & Income Fund
  Real Estate Investment Fund
  Small Cap Value Fund
  Utility Income Fund
  Value Fund

  Global & International
  Global Value Fund
  International Value Fund

================================================================================
Taxable Bond Funds
  Americas Government Income Trust
  Corporate Bond Portfolio
  Emerging Market Debt Fund
  Global Strategic Income Trust
  High Yield Fund
  Multi-Market Strategy Trust
  Quality Bond Portfolio
  Short Duration Portfolio
  U.S. Government Portfolio

================================================================================
Municipal Bond Funds
  National
  Insured National
  Arizona
  California
  Insured California
  Florida
  Massachusetts
  Michigan
  Minnesota
  New Jersey
  New York
  Ohio
  Pennsylvania
  Virginia

================================================================================
Intermediate Municipal Bond Funds
  Intermediate California
  Intermediate Diversified
  Intermediate New York

================================================================================
Closed-End Funds
  All-Market Advantage Fund
  ACM Income Fund
  ACM Government Opportunity Fund
  ACM Managed Dollar Income Fund
  ACM Managed Income Fund
  ACM Municipal Securities Income Fund
  California Municipal Income Fund
  National Municipal Income Fund
  New York Municipal Income Fund
  The Spain Fund
  World Dollar Government Fund
  World Dollar Government Fund II

We also offer Exchange Reserves,++ which serves as the money market fund exchange vehicle for the AllianceBernstein mutual funds.


For more complete information on any AllianceBernstein mutual fund, including investment objectives and policies, sales charges, expenses, risks and other matters of importance to prospective investors, visit our web site at www.alliancebernstein.com or call us at (800) 227-4618 for a current prospectus. Please read the prospectus carefully before you invest or send money.

*  Formerly Growth Investors Fund.
** Formerly Conservative Investors Fund.
+  Quasar Fund changed its name to Small Cap Growth Fund on 11/3/03.
++ An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.


--------------------------------------------------------------------------------
                                 ALLIANCEBERNSTEIN INTERNATIONAL VALUE FUND o 35



NOTES



--------------------------------------------------------------------------------
36 o ALLIANCEBERNSTEIN INTERNATIONAL VALUE FUND

--------------------------------------------------------------------------------
ALLIANCEBERNSTEIN INTERNATIONAL VALUE FUND
1345 Avenue of the Americas
New York, NY 10105
(800) 221-5672



[LOGO] ALLIANCEBERNSTEIN(SM)
       Investment Research and Management



(SM) This service mark used under license from the owner, Alliance Capital Management L.P.

ACBVIINTVFAR1103

ITEM 2.  CODE OF ETHICS.

(a) The registrant has adopted a code of ethics that applies to its principal executive officer, principal financial officer and principal accounting officer. A copy of the registrant's code of ethics is filed herewith as Exhibit 10(a)(1).

(b) During the period covered by this report, no amendments were made to the provisions of the code of ethics adopted in 2(a) above.

(c) During the period covered by this report, no implicit or explicit waivers to the provisions of the code of ethics adopted in 2(a) above were granted.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

The registrant's Board of Directors has determined that independent directors David H. Dievler and William H. Foulk, Jr. qualify as audit committee financial experts.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Form N-CSR disclosure requirement not yet effective with respect to the registrant.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the registrant.

ITEM 6.  [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

ITEM 8.  [RESERVED]

ITEM 9.  CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant's internal controls that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 10.  EXHIBITS.

The following exhibits are attached to this Form N-CSR:

         Exhibit No.     DESCRIPTION OF EXHIBIT

         10 (a) (1)      Code of ethics that is subject to the disclosure of
                         Item 2 hereof

         10 (b) (1)      Certification of Principal Executive Officer Pursuant
                         to Section 302 of the Sarbanes-Oxley Act of 2002

         10 (b) (2)      Certification of Principal Financial Officer Pursuant
                         to Section 302 of the Sarbanes-Oxley Act of 2002

         10 (c) Certification of Principal Executive Officer and Principal Financial Officer Pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AllianceBernstein Trust

By:      /s/ Marc O. Mayer
         ----------------------
         Marc O. Mayer
         President

Date:   January 29, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /s/ Marc O. Mayer
         ----------------------
         Marc O. Mayer
         President

Date:   January 29, 2004

By:      /s/ Mark D. Gersten
         -----------------------
         Mark D. Gersten
         Treasurer and Chief Financial Officer

Date:   January 29, 2004